CASH SURRENDER VALUE OF LIFE INSURANCE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Cash Surrender Value Of Life Insurance
CASH SURRENDER VALUE OF LIFE INSURANCE

NOTE—5     CASH SURRENDER VALUE OF LIFE INSURANCE

On September 9, 2013, the Company purchased insurance on the life of the General Manager of the Company. As beneficiary, the Company receives the cash surrender value if the policy is terminated and, upon death of the insured, receives all benefits payable.   Net cash surrender value of this life insurance is presented in the accompanying financial statement, net of surrender charge.

On May 15, 2015, the Company purchased additional insurance on the life of an executive Corporate Advisor of the Company. As beneficiary, the Company receives the cash surrender value if the policy is terminated and, upon death of the insured, receives all benefits payable.   The cash surrender value of this life insurance is pledged as collateral against $116,473 (approximately HK$903,000) credit facility with Hang Seng Bank Limited.  Cash value of this life insurance is presented in the accompanying financial statement, net of the policy loan. The loan carry interest at an effective rate of 1.75% per annum over 1 months Hong Kong Interbank Offered Rate (“HIBOR”), payable with one lump sum on maturity in May 2016, which are secured by the cash value of the life insurance policy and personally guaranteed by Mr. Lee Chong Kuang and Mr. Loke Che Chan, the directors of the Company.

A summary of net cash surrender value of life insurance as of June 30, 2015 is reported as below:

Cash surrender value of life insurance	$151,464
Less: policy loan balance outstanding	(116,473)

Cash surrender value of life insurance, net	$34,991

5. CASH SURRENDER VALUE OF LIFE INSURANCE

The Company has purchased insurance on the life of the General Manager of the Company. As beneficiary, the Company receives the cash surrender value if the policy is terminated and, upon death of the insured, receives all benefits payable.   Net cash value of this life insurance is presented in the accompanying financial statement, net of surrender charge.